Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2023 $ / shares shares
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Class A Common Stock
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	380,000,000
Common stock, shares issued	5,428,256
Common stock, shares outstanding	5,428,256
Class B Common Stock
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	20,000,000
Common stock, shares issued	4,300,000
Common stock, shares outstanding	4,300,000